Restatement (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest expense	$ 116,000	$ 139,000	$ 217,000	$ 272,000		$ 300,000
Minimum [Member]
Interest expense					$ 0
Maximum [Member]
Interest expense					$ 462,000